Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000243161 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000243161 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243161 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243161 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000243161 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000243161 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000243161 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000243162 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000243162 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243162 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243162 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243162 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000243162 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000243162 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.